Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Total Revenues	$ 4,011,005	$ 3,706,458	$ 3,764,295
COST OF REVENUES
Total Cost of Revenues	3,248,850	2,864,383	2,894,296
GROSS PROFIT	762,155	842,075	869,999
OPERATING EXPENSES:
Selling	129,867	533,562	935,565
General and administrative	3,211,859	4,269,567	5,815,046
Earnout share payment			5,199,629
Impairment loss of intangible assets, and goodwill	14,755,560		1,139,016
Total Operating Expenses	18,097,286	4,803,129	13,089,256
LOSS FROM OPERATIONS	(17,335,131)	(3,961,054)	(12,219,257)
OTHER INCOME (EXPENSE)
Interest expense, net	(44,890)	(23,225)	(93,782)
Change in fair value of prepaid forward purchase liabilities		(1,303,658)	(12,911,503)
Loss on settlement of prepaid forward contracts		(2,635,816)
Loss on debt settlement	(448,000)	(645,612)
Other income, net	185,859	134,584	195,848
Total Other Expense, net	(307,031)	(4,473,727)	(12,809,437)
LOSS BEFORE INCOME TAXES	(17,642,162)	(8,434,781)	(25,028,694)
BENEFIT FOR INCOME TAXES	(4,379)		(20,789)
NET LOSS FROM CONTINUING OPERATIONS	(17,637,783)	(8,434,781)	(25,007,905)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS, net of income taxes	2,246,340	(1,601,323)	58,659
NET LOSS	(15,391,443)	(10,036,104)	(24,949,246)
Less: Net (loss) income attributable to noncontrolling interest from continuing operations	(34,287)	3,377	(65,124)
NET LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED	(15,357,156)	(10,039,481)	(24,884,122)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(75,401)	(60,019)	(131,941)
TOTAL COMPREHENSIVE LOSS	(15,466,844)	(10,096,123)	(25,081,187)
Less: Comprehensive (loss) income attributable to noncontrolling interest	(35,624)	3,137	(65,340)
COMPREHENSIVE LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED	$ (15,431,220)	$ (10,099,260)	$ (25,015,847)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic	32,459,921	22,900,631	12,029,656
Diluted	32,459,921	22,900,631	12,029,656
LOSS (INCOME) PER SHARE
Basic - continuing operations	$ (0.54)	$ (0.37)	$ (2.07)
Diluted - continuing operations	(0.54)	(0.37)	(2.07)
Basic - discontinued operations	0.07	(0.07)	0.00
Diluted - discontinued operations	0.07	(0.07)	0.00
Basic	(0.47)	(0.44)	(2.07)
Diluted	$ (0.47)	$ (0.44)	$ (2.07)
Property Management Services [Member]
REVENUES
Total Revenues	$ 3,921,982	$ 3,706,458	$ 3,764,295
COST OF REVENUES
Total Cost of Revenues	3,214,862	2,864,383	2,894,296
GROSS PROFIT	707,120	842,075	869,999
OTHER INCOME (EXPENSE)
Interest expense, net	(2,137)	(2,584)	(1,276)
Holistic Wellness Consumer Products and Services [Member]
REVENUES
Total Revenues	89,023
COST OF REVENUES
Total Cost of Revenues	33,988
GROSS PROFIT	55,035
OTHER INCOME (EXPENSE)
Interest expense, net	$ (10,440)